GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	Australia: 6.8%
28,819	Corporate Travel Management Ltd.	$351,695
19,149	Sonic Healthcare Ltd.	448,532
		800,227
	China: 58.9%
8,900	Alibaba Group Holding Ltd.	113,010
1,700	Alibaba Group Holding Ltd. - ADR	173,706
16,900	Autohome Inc. - ADR	565,643
3,400	Baidu Inc.* -ADR	513,128
293,000	China Medical System Holdings Ltd.	463,156
66,500	China Merchants Bank Co., Ltd. - H Shares	339,724
205,000	Geely Automobile Holdings Ltd.	263,202
100,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	425,867
380	JD.com In. - CL A	8,178
9,000	JD.com Inc. - ADR	395,010
800	Meituan - Class B*	14,593
124,008	NARI Technology Co., Ltd. - A Shares	489,909
5,200	NetEase Inc. - ADR	459,888
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	317,481
114,600	Sany Heavy Industry Co., Ltd. - A Shares	284,759
44,300	Shenzhou International	462,968
659,000	Sino Biopharmaceutical Ltd.	369,182
8,000	Tencent Holdings Ltd.	390,375
108,400	Venustech Group Inc. - A Shares	525,371
60,160	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	353,808
		6,928,958
	Singapore: 5.0%
23,862	DBS Group Holdings Ltd.	593,593

	South Korea: 7.7%
38,530	Hanon Systems	260,334
330	LG Household & Health Care Ltd.	152,510
10,050	Samsung Electronics Co., Ltd.	495,527
		908,371
	Taiwan: 10.4%
63,000	Elite Material Co., Ltd.	378,854
4,800	Largan Precision Co., Ltd.	343,703
2	Shin Zu Shing Co., Ltd.	6
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	494,941
		1,217,504

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 98.6%	Value
	United States: 9.8%
3,508	Applied Materials Inc.	$430,888
1,120	Broadcom Inc.	718,525
		1,149,413

	Total Common Stocks	$11,598,066
	(cost $9,162,867)

	Total Investments in Securities	11,598,066
	(cost $9,162,867): 98.6%

	Other Assets less Liabilities: 1.4%	158,956

	Net Assets: 100.0%	$11,757,022

*	Non-income producing security.

ADR - American Depository Receipt